Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0001911066
Registrant Name	Nuveen Churchill Private Capital Income Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES